FEDERAL INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Deferred tax assets:
General loan loss allowance	$ 501	$ 445
Deferred compensation and benefits	249	239
Charitable contributions	2	3
Fair value accounting adjustments on acquisition	887	1,187
Nonaccrued interest on loans	154	87
Other real estate owned adjustments	315	330
Other	2	9
Total deferred tax assets	2,110	2,300
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,267)	(1,541)
Deferred loan origination costs	(21)	(25)
Loan servicing rights	(27)	(23)
Fair value accounting adjustments on acquisition	(827)	(760)
Unrealized gain on investments	(35)	(12)
Depreciation	(63)	(150)
Total deferred tax liabilities	(2,240)	(2,511)
Net deferred tax liability	$ (130)	$ (211)